COMMITMENTS AND CONTINGENT LIABILITIES - GUARANTEES (Details) $ in Millions	Sep. 30, 2020 USD ($)
Guarantee Obligations
Guarantor Obligations [Line Items]
Loss contingency, estimate of possible loss	$ 258